OPERATING LEASE- Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Total			¥ 28,261
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
2021	¥ 7,316
2022	5,392
2023	3,454
2024	61
2025	0
Total operating lease payments	16,223
Less: imputed interest	(926)
Total	¥ 15,297	¥ 45,293